Operating Segments Information (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Geographic Information
1)	Geographic information

	December 31,	December 31,
	2019	2020
	NT$	NT$
Noncurrent Assets	(In Millions)	(In Millions)

Taiwan	$1,344,352.6	$1,569,080.4
United States	8,850.1	9,455.5
China	38,586.6	34,456.4
Europe, the Middle East and Africa	186.2	174.2
Japan	27.1	327.2
Others	3.1	3.0

	$1,392,005.7	$1,613,496.7

Major Customers Representing at Least 10% of Net Revenue
2)	Major custom e rs representing at least 10% of net revenue

	Years Ended December 31
	2018		2019		2020
	Amount	%	Amount	%	Amount	%
	NT$		NT$		NT$
	(In Millions)		(In Millions)		(In Millions)

Customer A	$224,690.7	22	$247,213.3	23	$336,775.5	25
Customer B	83,885.6	8	152,876.9	14	167,390.8	12